Other assets - Intangible assets (Details) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Cost	CAD 18,122	CAD 17,881
Accumulated Amortization	16,332	14,707
Net book value	1,790	3,174
Internally developed computer software capitalized during the period	304	779
Amortization of intangible assets (note 10(b))	1,688	1,990
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2017	776
2018	638
2019	249
2020	127
Net book value	CAD 1,790	CAD 3,174